UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



           Report for the Calendar Year or Quarter Ended June 30, 2004

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Candlewood Capital Management, LLC

Address:  47 Hulfish Street
          Suite 210
          Princeton, New Jersey 08542


13F File Number: 28-10028

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Jill Peer Weiner
Title:    Operations Analyst
Phone:   (609) 688-3515


Signature, Place and Date of Signing:

/s/ Jill Peer Weiner             Princeton, NJ              August 12, 2004
-----------------------     --------------------------    ----------------------
     [Signature]                  [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name


     28-
         -----------------------     --------------------------

     [Repeat as necessary.]

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  50

Form 13F Information Table Value Total: $ 241,685
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]



No. Form 13F File Number Name

           28-
----          -------------------               ------------------------------

[Repeat as necessary.]

                           FORM 13F INFORMATION TABLE



COLUMN 1                             COLUMN  2      COLUMN 3     COLUMN 4    COLUMN 5        COLUMN 6   COLUMN 7    COLUMN 8

                                     TITLE                     VALUE    SHRS OR   SH/ PUT/  INVESTMENT  OTHER    VOTING AUTHORITY
NAME OF ISSUER                       OF CLASS       CUSIP      (X$1000) PRN AMT   PRN CALL  DISCRETION  MNGRS  SOLE     SHARED  NONE
--------------                       --------       -----      -------- -------   --------  ----------  -----  ----     ------  ----
AIRGATE PCS INC                      Com New        009367301   1,424      77,800 SH        Sole                  77,800
ALAMOSA HOLDINGS INCORPORATED        Common Stock   011589108   2,866     389,900 SH        Sole                 389,900
ALCON INC                            Com Shs        H01301102   4,286      54,500 SH        Sole                  54,500
AMERICAN AXLE & MFG HOLDINGS INC     Common Stock   024061103  10,748     295,600 SH        Sole                 295,600
AMERICREDIT CORP                     Common Stock   03060R101  14,083     721,100 SH        Sole                 721,100
ARTISOFT INC                         Common Stock   04314L205     303     134,782 SH        Sole                 134,782
AUTONATION, INC.                     Common Stock   05329W102   5,752     336,400 SH        Sole                 336,400
CALPINE CORPORATION                  Common Stock   131347106   1,945     450,300 SH        Sole                 450,300
COACH INC                            Common Stock   189754104   9,910     219,300 SH        Sole                 219,300
CONEXANT SYSTEMS INC                 Common Stock   207142100   4,843   1,118,500 SH        Sole               1,118,500
CRUCELL N.V. ADS ONE ADS = ONE ORD   Common Stock   228769105   1,903     229,600 SH        Sole                 229,600
CUMULUS MEDIA INC  CLASS A           Cl A           231082108   1,269      75,500 SH        Sole                  75,500
DIGITALNET HOLDINGS, INC.            Common Stock   25389B103   1,086      53,400 SH        Sole                  53,400
DRS TECHNOLOGIES, INC.               Common Stock   23330X100     771      24,165 SH        Sole                  24,165
FIRST ADVANTAGE CORP                 Cl A           31845F100   3,034     160,540 SH        Sole                 160,540
FRANKLIN BANK CORP.                  Common Stock   352451108      55       3,500 SH        Sole                   3,500
GOODYEAR TIRE & RUBBER CO            Common Stock   382550101   2,581     283,900 SH        Sole                 283,900
HENRY SCHEIN INC                     Common Stock   806407102   5,323      84,300 SH        Sole                  84,300
HOVNANIAN ENTERPRISES INC            Cl A           442487203   1,902      54,800 SH        Sole                  54,800
IMAX CORPORATION                     Common Stock   45245E109   5,784   1,046,000 SH        Sole               1,046,000
INSTINET GROUP INC                   Common Stock   457750107  11,199   2,121,000 SH        Sole               2,121,000
INTUITIVE SURGICAL, INC.             Common Stock   46120E602   2,854     150,234 SH        Sole                 150,234
KB HOME                              Common Stock   48666K109   5,511      80,300 SH        Sole                  80,300
LENNAR CORPORATION                   Cl A           526057104   5,398     120,700 SH        Sole                 120,700
LEXAR MEDIA INC                      Common Stock   52886P104     762     114,100 SH        Sole                 114,100
LIONS GATE ENTERTAINMENT CORP        Common Stock   535919203   2,820     404,050 SH        Sole                 404,050
MANHATTAN ASSOCIATES INC             Common Stock   562750109   9,721     314,800 SH        Sole                 314,800
MANTECH INTERNATIONAL CORP           Cl A           564563104   2,264     120,600 SH        Sole                 120,600
METRO GOLDWYN-MAYER INC              Common Stock   591610100  10,577     874,094 SH        Sole                 874,094
MODEM MEDIA INC                      Cl A           607533106   4,687     896,100 SH        Sole                 896,100
MTC TECHNOLOGIES INC                 Common Stock   55377A106   3,113     120,500 SH        Sole                 120,500
NEWMONT MNG CORP                     Common Stock   651639106  13,399     345,700 SH        Sole                 345,700
NUVELO INC                           Common Stock   67072M301   1,492     155,100 SH        Sole                 155,100
OM GROUP INC                         Common Stock   670872100   3,615     109,500 SH        Sole                 109,500
ORLEANS HOMEBUILDERS INC             Common Stock   686588104   4,014     208,300 SH        Sole                 208,300
ORTHOLOGIC CORP                      Common Stock   68750J107   5,523     637,056 SH        Sole                 637,056
OSHKOSH TRUCK CORPORATION            Common Stock   688239201   9,382     163,700 SH        Sole                 163,700
PAXAR CORP                           Common Stock   704227107  12,114     620,600 SH        Sole                 620,600
ROCKWELL AUTOMATION INC              Common Stock   773903109  10,173     271,200 SH        Sole                 271,200
SAN JUAN BASIN RLTY                  UNIT BEN INT   798241105   3,359     137,900 SH        Sole                 137,900
ST. JOE COMPANY                      Common Stock   790148100   6,816     171,700 SH        Sole                 171,700
SUPERCONDUCTOR TECHNOLOGIES INC      Common Stock   867931107   1,024     832,600 SH        Sole                 832,600
TAPESTRY PHARMACEUTICALS, INC        Common Stock   876031105     186     105,700 SH        Sole                 105,700
TBC CORP                             Common Stock   872180104   6,074     255,200 SH        Sole                 255,200
TIVO INC                             Common Stock   888706108     709     100,000 SH        Sole                 100,000
TLC VISION CORP                      Common Stock   872549100   7,937     681,900 SH        Sole                 681,900
TOLL BROTHERS INC                    Common Stock   889478103   7,757     183,300 SH        Sole                 183,300
UBIQUITEL INC                        Common Stock   903474302   2,684     636,000 SH        Sole                 636,000
WERNER ENTERPRISES INC               Common Stock   950755108   3,762     178,300 SH        Sole                 178,300
WHEELING-PITTSBURGH CORP             Common New     963142302   2,889     138,500 SH        Sole                 138,500
                                                              241,685


03180.0001 #504190